Revenue - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Contract with Customer, Liability, Revenue Recognized	$ 103.0	$ 141.3
Television Production [Member]
Disaggregation of Revenue [Line Items]
Contract with customer performance obligation satisfied in the previous period fixed and variable fee	$ 236.2	$ 156.5